UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2014


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA REAL RETURN FUND
SEPTEMBER 30, 2014

                                                                      (Form N-Q)

94427-1114                                   (C)2014, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA REAL RETURN FUND
September 30, 2014 (unaudited)

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES       SECURITY                                                            (000)
-----------------------------------------------------------------------------------------
                U.S. EQUITY SECURITIES (11.5%)

                COMMON STOCKS (11.3%)

                CONSUMER DISCRETIONARY (0.7%)
                -----------------------------
                ADVERTISING (0.1%)
       6,900    Omnicom Group, Inc.                                            $      475
                                                                               ----------
                AUTOMOBILE MANUFACTURERS (0.1%)
      30,200    Ford Motor Co.                                                        447
                                                                               ----------
                DEPARTMENT STORES (0.2%)
      15,100    Kohl's Corp.                                                          921
                                                                               ----------
                HOTELS, RESORTS & CRUISE LINES (0.2%)
      21,300    Carnival Corp.                                                        856
                                                                               ----------
                SPECIALIZED CONSUMER SERVICES (0.1%)
      21,300    H&R Block, Inc.                                                       660
                                                                               ----------
                Total Consumer Discretionary                                        3,359
                                                                               ----------
                CONSUMER STAPLES (0.7%)
                -----------------------
                DRUG RETAIL (0.2%)
      17,100    Walgreen Co.                                                        1,013
                                                                               ----------
                FOOD DISTRIBUTORS (0.1%)
      15,700    Sysco Corp.                                                           596
                                                                               ----------
                HOUSEHOLD PRODUCTS (0.1%)
       6,800    Procter & Gamble Co.                                                  569
                                                                               ----------
                HYPERMARKETS & SUPER CENTERS (0.2%)
      10,000    Wal-Mart Stores, Inc.                                                 765
                                                                               ----------
                TOBACCO (0.1%)
       4,400    Philip Morris International, Inc.                                     367
                                                                               ----------
                Total Consumer Staples                                              3,310
                                                                               ----------
                ENERGY (1.1%)
                -------------
                INTEGRATED OIL & GAS (0.7%)
      14,300    Chevron Corp.                                                       1,706
      16,100    Occidental Petroleum Corp.                                          1,548
                                                                               ----------
                                                                                    3,254
                                                                               ----------
                OIL & GAS DRILLING (0.2%)
      26,900    Transocean Ltd.                                                       860
                                                                               ----------
                OIL & GAS EXPLORATION & PRODUCTION (0.2%)
       9,000    ConocoPhillips                                                        689
      15,200    Marathon Oil Corp.                                                    571
                                                                               ----------
                                                                                    1,260
                                                                               ----------
                Total Energy                                                        5,374
                                                                               ----------

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1  |  USAA Real Return Fund

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
                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES       SECURITY                                                            (000)
-----------------------------------------------------------------------------------------
                FINANCIALS (2.0%)
                -----------------
                ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
       4,900    State Street Corp.                                             $      361
                                                                               ----------
                CONSUMER FINANCE (0.2%)
      10,400    Capital One Financial Corp.                                           849
                                                                               ----------
                DIVERSIFIED BANKS (0.7%)
      34,100    JPMorgan Chase & Co.                                                2,054
      26,900    Wells Fargo & Co.                                                   1,395
                                                                               ----------
                                                                                    3,449
                                                                               ----------
                LIFE & HEALTH INSURANCE (0.4%)
      31,900    MetLife, Inc.                                                       1,714
                                                                               ----------
                REGIONAL BANKS (0.5%)
      32,200    BB&T Corp.                                                          1,198
      16,100    PNC Financial Services Group, Inc.                                  1,378
                                                                               ----------
                                                                                    2,576
                                                                               ----------
                REITs - RETAIL (0.0%)
       3,500    Washington Prime Group, Inc.                                           61
                                                                               ----------
                THRIFTS & MORTGAGE FINANCE (0.1%)
      29,525    People's United Financial, Inc.                                       427
                                                                               ----------
                Total Financials                                                    9,437
                                                                               ----------
                HEALTH CARE (1.8%)
                ------------------
                HEALTH CARE EQUIPMENT (0.1%)
      10,200    Medtronic, Inc.                                                       632
                                                                               ----------
                PHARMACEUTICALS (1.7%)
      42,100    AbbVie, Inc.                                                        2,432
      19,100    Johnson & Johnson                                                   2,036
      27,000    Merck & Co., Inc.                                                   1,600
      60,200    Pfizer, Inc.                                                        1,780
                                                                               ----------
                                                                                    7,848
                                                                               ----------
                Total Health Care                                                   8,480
                                                                               ----------
                INDUSTRIALS (1.9%)
                ------------------
                AEROSPACE & DEFENSE (0.4%)
       9,200    Raytheon Co.                                                          935
      11,500    United Technologies Corp.                                           1,214
                                                                               ----------
                                                                                    2,149
                                                                               ----------
                AIR FREIGHT & LOGISTICS (0.2%)
      11,300    United Parcel Service, Inc. "B"                                     1,111
                                                                               ----------
                CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.1%)
       3,500    Caterpillar, Inc.                                                     347
                                                                               ----------
                ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
      26,500    Eaton Corp. plc                                                     1,679
                                                                               ----------
                ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
      28,600    Republic Services, Inc.                                             1,116
                                                                               ----------
                INDUSTRIAL CONGLOMERATES (0.5%)
      92,900    General Electric Co.                                                2,380
                                                                               ----------
                INDUSTRIAL MACHINERY (0.1%)
       3,400    Stanley Black & Decker, Inc.                                          302
                                                                               ----------
                Total Industrials                                                   9,084
                                                                               ----------

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                                                  Portfolio of Investments  |  2

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
                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES       SECURITY                                                            (000)
-----------------------------------------------------------------------------------------
                INFORMATION TECHNOLOGY (2.3%)
                -----------------------------
                COMMUNICATIONS EQUIPMENT (0.4%)
      75,510    Cisco Systems, Inc.                                            $    1,901
                                                                               ----------
                SEMICONDUCTORS (0.7%)
      58,600    Intel Corp.                                                         2,040
      33,300    Texas Instruments, Inc.                                             1,588
                                                                               ----------
                                                                                    3,628
                                                                               ----------
                SYSTEMS SOFTWARE (0.5%)
      48,300    Microsoft Corp.                                                     2,239
                                                                               ----------
                TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.7%)
      59,600    Hewlett-Packard Co.                                                 2,114
      18,300    Seagate Technology plc                                              1,048
                                                                               ----------
                                                                                    3,162
                                                                               ----------
                Total Information Technology                                       10,930
                                                                               ----------
                MATERIALS (0.4%)
                ----------------
                COMMODITY CHEMICALS (0.1%)
       4,500    LyondellBasell Industries N.V. "A"                                    489
                                                                               ----------
                DIVERSIFIED METALS & MINING (0.1%)
      15,400    Freeport-McMoRan Copper & Gold, Inc.                                  503
                                                                               ----------
                PAPER PACKAGING (0.1%)
       7,800    Bemis Co., Inc.                                                       297
                                                                               ----------
                PAPER PRODUCTS (0.1%)
       9,100    International Paper Co.                                               434
                                                                               ----------
                Total Materials                                                     1,723
                                                                               ----------
                TELECOMMUNICATION SERVICES (0.2%)
                ---------------------------------
                INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
       7,200    AT&T, Inc.                                                            254
      17,181    Verizon Communications, Inc.                                          859
                                                                               ----------
                                                                                    1,113
                                                                               ----------
                Total Telecommunication Services                                    1,113
                                                                               ----------
                UTILITIES (0.2%)
                ----------------
                ELECTRIC UTILITIES (0.1%)
       7,100    Southern Co.                                                          310
                                                                               ----------
                MULTI-UTILITIES (0.1%)
      16,500    CenterPoint Energy, Inc.                                              404
                                                                               ----------
                Total Utilities                                                       714
                                                                               ----------
                Total Common Stocks (cost: $42,325)                                53,524
                                                                               ----------
                PREFERRED STOCKS (0.2%)

                ENERGY (0.2%)
                -------------
                OIL & GAS EXPLORATION & PRODUCTION (0.2%)
       1,000    Chesapeake Energy Corp., 5.75%, perpetual(a) (cost: $987)           1,112
                                                                               ----------
                Total U.S. Equity Securities (cost: $43,312)                       54,636
                                                                               ----------

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3  |  USAA Real Return Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES       SECURITY                                                            (000)
-----------------------------------------------------------------------------------------
                INTERNATIONAL EQUITY SECURITIES (21.8%)

                COMMON STOCKS (1.7%)

                CONSUMER STAPLES (0.2%)
                -----------------------
                PACKAGED FOODS & MEAT (0.2%)
      21,800    Unilever N.V.                                                  $      865
                                                                               ----------
                ENERGY (0.3%)
                -------------
                INTEGRATED OIL & GAS (0.3%)
      19,683    Royal Dutch Shell plc ADR                                           1,499
                                                                               ----------
                FINANCIALS (0.4%)
                -----------------
                DIVERSIFIED BANKS (0.4%)
      33,300    HSBC Holdings plc ADR                                               1,694
                                                                               ----------
                HEALTH CARE (0.3%)
                ------------------
                PHARMACEUTICALS (0.3%)
      15,200    Novartis AG ADR                                                     1,431
                                                                               ----------
                MATERIALS (0.2%)
                ----------------
                DIVERSIFIED METALS & MINING (0.2%)
      18,100    Rio Tinto plc ADR                                                     890
                                                                               ----------
                TELECOMMUNICATION SERVICES (0.3%)
                ---------------------------------
                WIRELESS TELECOMMUNICATION SERVICES (0.3%)
      19,500    Rogers Communications, Inc. "B"                                       730
      27,800    Vodafone Group plc ADR                                                914
                                                                               ----------
                                                                                    1,644
                                                                               ----------
                                                                                    1,644
                                                                               ----------
                Total Common Stocks (cost: $7,807)                                  8,023
                                                                               ----------
                EXCHANGE-TRADED FUNDS (16.4%)
     200,000    EGShares Emerging Markets Consumer ETF                              5,246
     670,000    iShares Core MSCI Emerging Markets ETF                             33,527
      80,000    iShares Global Timber & Forestry ETF                                3,946
     150,000    iShares MSCI Global Agriculture Producers ETF                       4,002
      14,590    iShares MSCI Philippines ETF                                          555
      58,139    iShares MSCI Turkey ETF                                             2,853
      51,000    SPDR S&P Emerging Markets SmallCap ETF                              2,447
     300,000    SPDR S&P Global Natural Resources ETF                              14,613
      84,304    WisdomTree Emerging Markets Equity Income Fund                      4,028
      80,000    WisdomTree Emerging Markets SmallCap Dividend Fund                  3,698
     150,000    WisdomTree India Earnings Fund                                      3,287
                                                                               ----------
                Total Exchange-Traded Funds (cost: $79,160)                        78,202
                                                                               ----------
                FIXED-INCOME EXCHANGE-TRADED FUNDS (3.7%)
     390,000    WisdomTree Emerging Markets Local Debt Fund (cost $19,533)         17,421
                                                                               ----------
                Total International Equity Securities (cost: $106,500)            103,646
                                                                               ----------

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                                                  Portfolio of Investments  |  4

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES       SECURITY                                                                      (000)
---------------------------------------------------------------------------------------------------
                PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (10.7%)

                GOLD (2.2%)

                AFRICAN GOLD COMPANIES (0.2%)
      18,500    AngloGold Ashanti Ltd. ADR*                                              $      222
      90,000    Gold Fields Ltd. ADR                                                            351
     160,000    Harmony Gold Mining Co. Ltd. ADR*                                               346
                                                                                         ----------
                                                                                                919
                                                                                         ----------
                AUSTRALIAN GOLD COMPANIES (0.1%)
      77,800    Newcrest Mining Ltd.*                                                           719
                                                                                         ----------
                EUROPEAN GOLD COMPANIES (0.3%)
      21,500    Randgold Resources Ltd. ADR                                                   1,453
                                                                                         ----------
                NORTH AMERICAN GOLD COMPANIES (1.4%)
      15,000    Agnico-Eagle Mines Ltd.                                                         435
      15,000    Alamos Gold, Inc.                                                               120
      55,000    AuRico Gold, Inc.                                                               192
     304,600    B2Gold Corp.*                                                                   620
      11,200    Barrick Gold Corp.                                                              164
     105,000    Centerra Gold, Inc.                                                             471
     104,700    Dundee Precious Metals, Inc.*                                                   416
     114,000    Eldorado Gold Corp.                                                             768
      32,200    Goldcorp, Inc.                                                                  742
     110,000    IAMGOLD Corp.*                                                                  304
      46,000    Kinross Gold Corp.*                                                             152
      50,000    New Gold, Inc.*                                                                 252
      12,300    Newmont Mining Corp.                                                            283
      11,400    Royal Gold, Inc.                                                                740
     160,000    Semafo, Inc.*                                                                   563
      39,000    Yamana Gold, Inc.                                                               234
                                                                                         ----------
                                                                                              6,456
                                                                                         ----------
                SOUTH AMERICAN GOLD COMPANIES (0.2%)
      88,000    Compania de Minas Buenaventura S.A. ADR                                       1,019
                                                                                         ----------
                Total Gold (cost: $17,736)                                                   10,566
                                                                                         ----------
                PLATINUM GROUP METALS (0.1%)
      26,000    Impala Platinum Holdings Ltd.* (cost $649)                                      201
                                                                                         ----------
                SILVER (0.1%)
      46,000    Pan American Silver Corp. (cost $836)                                           505
                                                                                         ----------
                EXCHANGE-TRADED FUNDS (8.3%)
      15,000    ETFS Physical Palladium Shares*                                               1,128
       7,500    ETFS Platinum Trust*                                                            947
     800,000    iShares Gold Trust*                                                           9,360
     160,000    iShares Silver Trust*                                                         2,616
     495,000    Powershares DB Commodity Index Tracking Fund*                                11,494
     441,000    PowerShares DB Oil Fund*                                                     11,964
      18,192    SPDR Gold Shares*                                                             2,114
                                                                                         ----------
                Total Exchange-Traded Funds (cost: $41,588)                                  39,623
                                                                                         ----------
                Total Precious Metals and Commodity-Related Securities (cost: $60,809)       50,895
                                                                                         ----------

================================================================================

5  |  USAA Real Return Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES       SECURITY                                                                      (000)
---------------------------------------------------------------------------------------------------
                GLOBAL REAL ESTATE EQUITY SECURITIES (7.8%)

                COMMON STOCKS (4.3%)

                REITs - DIVERSIFIED (0.8%)
     105,000    Cousins Properties, Inc.                                                 $    1,255
     110,000    Spirit Realty Capital, Inc.                                                   1,207
      12,000    Vornado Realty Trust                                                          1,199
                                                                                         ----------
                                                                                              3,661
                                                                                         ----------
                REITs - HEALTH CARE (0.3%)
      20,000    Health Care REIT, Inc.                                                        1,248
                                                                                         ----------
                REITs - HOTEL & RESORT (0.3%)
      90,000    Sunstone Hotel Investors, Inc.                                                1,244
                                                                                         ----------
                REITs - INDUSTRIAL (0.2%)
      30,000    ProLogis, Inc.                                                                1,131
                                                                                         ----------
                REITs - OFFICE (0.4%)
      40,000    BioMed Realty Trust, Inc.                                                       808
      11,000    Boston Properties, Inc.                                                       1,273
                                                                                         ----------
                                                                                              2,081
                                                                                         ----------
                REITs - RESIDENTIAL (0.9%)
      16,600    American Campus Communities, Inc.                                               605
      10,000    AvalonBay Communities, Inc.                                                   1,410
      25,000    Equity LifeStyle Properties, Inc.                                             1,059
      21,000    Equity Residential                                                            1,293
                                                                                         ----------
                                                                                              4,367
                                                                                         ----------
                REITs - RETAIL (1.1%)
      10,100    Federal Realty Investment Trust                                               1,197
      40,000    Kimco Realty Corp.                                                              876
      25,700    Regency Centers Corp.                                                         1,383
       7,000    Simon Property Group, Inc.                                                    1,151
       9,600    Taubman Centers, Inc.                                                           701
                                                                                         ----------
                                                                                              5,308
                                                                                         ----------
                REITs - SPECIALIZED (0.3%)
      10,020    American Tower Corp.                                                            938
      14,000    Extra Space Storage, Inc.                                                       722
                                                                                         ----------
                                                                                              1,660
                                                                                         ----------
                Total Common Stocks (cost: $19,717)                                          20,700
                                                                                         ----------
                EXCHANGE-TRADED FUNDS (3.5%)
     400,000    SPDR Dow Jones International Real Estate ETF (cost $16,378)                  16,564
                                                                                         ----------
                Total Global Real Estate Equity Securities (cost: $36,095)                   37,264
                                                                                         ----------

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                                                  Portfolio of Investments  |  6

================================================================================

PRINCIPAL                                                                                                       MARKET
AMOUNT                                                                       COUPON                              VALUE
(000)(g)       SECURITY                                                        RATE            MATURITY          (000)
----------------------------------------------------------------------------------------------------------------------
                BONDS (44.0%)

                CORPORATE OBLIGATIONS (12.1%)

                CONSUMER DISCRETIONARY (0.5%)
                -----------------------------
                APPAREL RETAIL (0.2%)
$      1,000    L Brands, Inc.                                                 6.95%          3/01/2033     $    1,035
                                                                                                            ----------
                CABLE & SATELLITE (0.1%)
GBP      120    Comcast Corp.                                                  5.50          11/23/2029            233
                                                                                                            ----------
                SPECIALTY STORES (0.2%)
         983    Harbor Freight Tools USA, Inc. (b)                             4.75           7/26/2019            982
                                                                                                            ----------
                Total Consumer Discretionary                                                                     2,250
                                                                                                            ----------
                CONSUMER STAPLES (0.3%)
                -----------------------
                HYPERMARKETS & SUPER CENTERS (0.3%)
EUR      350    Wal-Mart Stores, Inc.                                          2.55           4/08/2026            480
JPY  100,000    Wal-Mart Stores, Inc.                                          0.94           7/28/2015            917
                                                                                                            ----------
                                                                                                                 1,397
                                                                                                            ----------
                Total Consumer Staples                                                                           1,397
                                                                                                            ----------
                ENERGY (2.7%)
                -------------
                OIL & GAS EQUIPMENT & SERVICES (0.2%)
       1,000    Exterran Partners, LP                                          6.00           4/01/2021            977
                                                                                                            ----------
                OIL & GAS EXPLORATION & PRODUCTION (0.5%)
         500    Berry Petroleum Co.                                            6.75          11/01/2020            508
       1,000    QEP Resources, Inc.                                            6.80           3/01/2020          1,062
       1,000    Samson Investment Co. (b)                                      5.00           9/25/2018            969
                                                                                                            ----------
                                                                                                                 2,539
                                                                                                            ----------
                OIL & GAS REFINING & MARKETING (0.1%)
         398    Tesoro Corp. (b)                                               2.40           5/30/2016            396
                                                                                                            ----------
                OIL & GAS STORAGE & TRANSPORTATION (1.9%)
       1,000    Enbridge Energy Partners, LP                                   8.05          10/01/2037          1,130
       1,000    Energy Transfer Partners, LP                                   3.26 (c)      11/01/2066            946
       1,000    Enterprise Products Operating, LLC                             7.00           6/01/2067          1,063
       1,000    Genesis Energy, LP & Genesis Energy Finance
                    Corp.                                                      5.75           2/15/2021            981
       1,000    Kinder Morgan, Inc. (a)                                        5.00           2/15/2021          1,048
         325    Markwest Energy Partners Finance Corp.                         6.25           6/15/2022            344
         890    NGPL PipeCo, LLC (b)                                           6.75           9/15/2017            889
       1,000    NGPL PipeCo, LLC (a)                                           9.63           6/01/2019          1,065
       1,310    Targa Resources Partners, LP                                   6.88           2/01/2021          1,405
                                                                                                            ----------
                                                                                                                 8,871
                                                                                                            ----------
                Total Energy                                                                                    12,783
                                                                                                            ----------
                FINANCIALS (3.6%)
                -----------------
                ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
         890    NTC Capital I                                                  0.75 (c)       1/15/2027            792
         829    Walter Investment Management Corp. (b)                         4.75          12/11/2020            796
                                                                                                            ----------
                                                                                                                 1,588
                                                                                                            ----------
                DIVERSIFIED BANKS (0.2%)
JPY  100,000    Citigroup, Inc.                                                1.27           6/04/2018            939
                                                                                                            ----------

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7  |  USAA Real Return Fund

================================================================================

PRINCIPAL                                                                                                       MARKET
AMOUNT                                                                        COUPON                             VALUE
(000)(g)       SECURITY                                                         RATE          MATURITY           (000)
----------------------------------------------------------------------------------------------------------------------
                INVESTMENT BANKING & BROKERAGE (0.1%)
EUR      360    Goldman Sachs Group, Inc.                                      4.00%          2/02/2015     $      460
                                                                                                            ----------
                LIFE & HEALTH INSURANCE (0.8%)
$      2,000    Lincoln National Corp.                                         7.00           5/17/2066          2,060
       1,500    StanCorp Financial Group, Inc.                                 6.90           6/01/2067          1,560
                                                                                                            ----------
                                                                                                                 3,620
                                                                                                            ----------
                MULTI-LINE INSURANCE (0.6%)
       1,000    Genworth Holdings, Inc.                                        6.15          11/15/2066            882
       2,000    Glen Meadow Pass-Through Trust (a)                             6.51           2/12/2067          1,990
                                                                                                            ----------
                                                                                                                 2,872
                                                                                                            ----------
                OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
MXN    4,000    General Electric Capital Corp.                                 8.87           6/02/2018            336
       2,000    JPMorgan Chase Capital XXI                                     1.19 (c)       2/02/2037          1,712
                                                                                                            ----------
                                                                                                                 2,048
                                                                                                            ----------
                PROPERTY & CASUALTY INSURANCE (0.4%)
         500    HSB Group, Inc. (d)                                            1.14 (c)       7/15/2027            365
       1,564    Oil Insurance Ltd. (a)                                         3.22 (c)               -(e)       1,455
                                                                                                            ----------
                                                                                                                 1,820
                                                                                                            ----------
                REGIONAL BANKS (0.8%)
       1,000    CoBank ACB (a)                                                 0.83 (c)       6/15/2022            940
       1,000    First Maryland Capital Trust I                                 1.23 (c)       1/15/2027            930
       2,000    KeyCorp Capital I                                              0.97 (c)       7/01/2028          1,780
                                                                                                            ----------
                                                                                                                 3,650
                                                                                                            ----------
                Total Financials                                                                                16,997
                                                                                                            ----------
                HEALTH CARE (1.2%)
                ------------------
                BIOTECHNOLOGY (0.1%)
EUR      370    Amgen, Inc.                                                    2.13           9/13/2019            496
                                                                                                            ----------
                HEALTH CARE FACILITIES (0.8%)
       1,000    Community Health Systems, Inc.                                 7.13           7/15/2020          1,061
       1,500    HCA Holdings, Inc.                                             6.25           2/15/2021          1,571
       1,000    Tenet Healthcare Corp.                                         6.00          10/01/2020          1,060
                                                                                                            ----------
                                                                                                                 3,692
                                                                                                            ----------
                PHARMACEUTICALS (0.3%)
       1,500    Valeant Pharmaceuticals International, Inc. (a)                6.75           8/15/2021          1,562
                                                                                                            ----------
                Total Health Care                                                                                5,750
                                                                                                            ----------
                INDUSTRIALS (0.4%)
                ------------------
                AEROSPACE & DEFENSE (0.2%)
       1,000    Textron Financial Corp. (a)                                    6.00 (c)       2/15/2067            920
                                                                                                            ----------
                INDUSTRIAL CONGLOMERATES (0.0%)
CAD      200    GE Capital Canada Funding Company                              5.73          10/22/2037            222
                                                                                                            ----------
                TRADING COMPANIES & DISTRIBUTORS (0.2%)
       1,000    ILFC E-Capital Trust I (a)                                     4.84 (c)      12/21/2065            948
                                                                                                            ----------
                Total Industrials                                                                                2,090
                                                                                                            ----------
                INFORMATION TECHNOLOGY (0.2%)
                -----------------------------
                DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
         491    SunGard Data Systems, Inc.                                     7.38          11/15/2018            507
                                                                                                            ----------
                IT CONSULTING & OTHER SERVICES (0.1%)
CAD      250    IBM Corp.                                                      2.20           2/10/2017            225
                                                                                                            ----------
                Total Information Technology                                                                       732
                                                                                                            ----------

================================================================================

                                                  Portfolio of Investments  |  8

================================================================================

PRINCIPAL                                                                                                       MARKET
AMOUNT                                                                        COUPON                             VALUE
(000)           SECURITY                                                        RATE         MATURITY            (000)
----------------------------------------------------------------------------------------------------------------------
                MATERIALS (0.3%)
                ----------------
                PAPER PRODUCTS (0.3%)
$      1,500    Mercer International, Inc.                                     9.50%         12/01/2017     $    1,579
                                                                                                            ----------
                TELECOMMUNICATION SERVICES (0.3%)
                ---------------------------------
                INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
       1,000    Frontier Communications Corp.                                  7.88           1/15/2027          1,010
                                                                                                            ----------
                WIRELESS TELECOMMUNICATION SERVICES (0.1%)
        500     SBA Telecommunications, Inc.                                   5.75           7/15/2020            511
                                                                                                            ----------
                Total Telecommunication Services                                                                 1,521
                                                                                                            ----------
                UTILITIES (2.6%)
                ----------------
                ELECTRIC UTILITIES (0.7%)
       1,350    NextEra Energy Capital Holdings, Inc.                          6.65           6/15/2067          1,385
       2,000    PPL Capital Funding, Inc.                                      6.70           3/30/2067          2,027
                                                                                                            ----------
                                                                                                                 3,412
                                                                                                            ----------
                INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.6%)
       1,000    AES Corp.                                                      7.38           7/01/2021          1,125
         965    Calpine Corp. (b)                                              4.00           4/01/2018            959
       1,000    NRG Energy, Inc.                                               6.63           3/15/2023          1,035
                                                                                                            ----------
                                                                                                                 3,119
                                                                                                            ----------
                MULTI-UTILITIES (1.3%)
       1,000    Dominion Resources, Inc.                                       2.53 (c)       9/30/2066            931
       1,000    Integrys Energy Group, Inc.                                    6.11          12/01/2066          1,020
       2,900    Puget Sound Energy, Inc.                                       6.97           6/01/2067          3,054
       1,000    Wisconsin Energy Corp.                                         6.25           5/15/2067          1,036
                                                                                                            ----------
                                                                                                                 6,041
                                                                                                            ----------
                Total Utilities                                                                                 12,572
                                                                                                            ----------
                Total Corporate Obligations (cost: $55,359)                                                     57,671
                                                                                                            ----------
                EURODOLLAR AND YANKEE OBLIGATIONS (3.4%)

                CONSUMER DISCRETIONARY (0.4%)
                -----------------------------
                AUTOMOBILE MANUFACTURERS (0.4%)
       2,000    Nissan Motor Acceptance Corp. (a)                              0.94 (c)       9/26/2016          2,017
                                                                                                            ----------
                ENERGY (0.7%)
                -------------
                INTEGRATED OIL & GAS (0.5%)
       2,000    BP Capital Markets plc                                         0.87 (c)       9/26/2018          2,014
                                                                                                            ----------
                OIL & GAS STORAGE & TRANSPORTATION (0.2%)
       1,000    Enbridge, Inc.                                                 0.88 (c)      10/01/2016          1,007
                                                                                                            ----------
                Total Energy                                                                                     3,021
                                                                                                            ----------
                FINANCIALS (2.1%)
                -----------------
                DIVERSIFIED BANKS (0.6%)
       1,580    Barclays Bank plc                                              0.69 (c)               -(e)       1,063
       2,800    HSBC Bank plc                                                  0.69 (c)               -(e)       1,942
                                                                                                            ----------
                                                                                                                 3,005
                                                                                                            ----------
                LIFE & HEALTH INSURANCE (0.2%)
       1,000    Great-West Life & Annuity Insurance Capital, LP (a)            7.15           5/16/2046          1,040
                                                                                                            ----------

================================================================================

9  |  USAA Real Return Fund

================================================================================

PRINCIPAL                                                                                                       MARKET
AMOUNT                                                                        COUPON                             VALUE
(000)(g)       SECURITY                                                         RATE         MATURITY            (000)
----------------------------------------------------------------------------------------------------------------------
                MULTI-LINE INSURANCE (0.2%)
$      1,000    ZFS Finance USA Trust II (a)                                   6.45%         12/15/2065     $    1,075
                                                                                                            ----------
                OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
       1,000    KFW                                                            0.30 (c)       3/13/2015          1,001
                                                                                                            ----------
                PROPERTY & CASUALTY INSURANCE (0.5%)
       2,000    QBE Capital Funding III Ltd. (a)                               7.25           5/24/2041          2,183
                                                                                                            ----------
                REINSURANCE (0.4%)
       1,500    Swiss Re Capital I, LP (a)                                     6.85                   -(e)       1,580
                                                                                                            ----------
                Total Financials                                                                                 9,884
                                                                                                            ----------
                MATERIALS (0.2%)
                ----------------
                GOLD (0.2%)
       1,000    Eldorado Gold Corp. (a)                                        6.13          12/15/2020            998
                                                                                                            ----------
                Total Eurodollar and Yankee Obligations (cost: $14,684)                                         15,920
                                                                                                            ----------
                FOREIGN CORPORATE BONDS (2.6%)

                CONSUMER DISCRETIONARY (0.2%)
                -----------------------------
                AUTOMOBILE MANUFACTURERS (0.2%)

GBP      300    Volkswagen Financial Services N.V.                             1.25          12/15/2016            484
EUR      360    Volkswagen International Finance N.V.                          3.50           2/02/2015            460
                                                                                                            ----------
                                                                                                                   944
                                                                                                            ----------
                Total Consumer Discretionary                                                                       944
                                                                                                            ----------
                CONSUMER STAPLES (0.1%)
                -----------------------
                DISTILLERS & VINTNERS (0.1%)
EUR      370    Bacardi Ltd.                                                   2.75           7/03/2023            507
                                                                                                            ----------
                ENERGY (0.2%)
                -------------
                INTEGRATED OIL & GAS (0.1%)
CAD      240    BP Capital Markets plc                                         2.74           2/24/2017            218
GBP      130    BP Capital Markets plc                                         4.33          12/10/2018            227
                                                                                                            ----------
                                                                                                                   445
                                                                                                            ----------
                OIL & GAS STORAGE & TRANSPORTATION (0.1%)
CAD      230    Trans-Canada Pipelines                                         3.65          11/15/2021            217
                                                                                                            ----------
                Total Energy                                                                                       662
                                                                                                            ----------
                FINANCIALS (1.0%)
                -----------------
                DIVERSIFIED BANKS (0.6%)
CNY    1,900    Bank of China Ltd.                                             3.45           1/16/2017            309
CAD      240    Bank of Nova Scotia                                            3.04 (c)      10/18/2024            218
GBP      130    Barclays Bank plc                                              5.75           8/17/2021            245
EUR      340    BNP Paribas                                                    5.43           9/07/2017            486
GBP      140    Commonwealth Bank of Australia                                 3.88          12/14/2015            235
EUR      350    Danske Bank A/S                                                3.88           5/18/2016            467
GPB      130    Lloyds Bank plc                                                4.88           3/30/2027            247
EUR      360    Rabobank Nederland                                             3.75          11/09/2020            506
CAD      250    Royal Bank of Canada                                           2.05           1/13/2015            224
                                                                                                            ----------
                                                                                                                 2,937
                                                                                                            ----------
                DIVERSIFIED CAPITAL MARKETS (0.2%)
CHF      450    Credit Suisse London                                           2.13           2/05/2015            474

================================================================================

                                                 Portfolio of Investments  |  10

================================================================================

PRINCIPAL                                                                                                       MARKET
AMOUNT                                                                         COUPON                            VALUE
(000)(g)       SECURITY                                                          RATE          MATURITY          (000)
----------------------------------------------------------------------------------------------------------------------
EUR      350    Deutsche Bank AG                                               5.00%          6/24/2020     $      517
                                                                                                            ----------
                                                                                                                   991
                                                                                                            ----------
                OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
EUR      350    ING Bank N.V.                                                  3.88           5/24/2016            468
EUR      360    KFW                                                            1.88           3/20/2019            489
                                                                                                            ----------
                                                                                                                   957
                                                                                                            ----------
                Total Financials                                                                                 4,885
                                                                                                            ----------
                GOVERNMENT (0.4%)
                -----------------
                FOREIGN GOVERNMENT (0.4%)
EUR      360    European Financial Stability Facility                          2.00           5/15/2017            478
EUR      350    European Financial Stability Facility                          2.63           5/02/2019            490
EUR      700    European Union                                                 2.75           9/21/2021          1,014
                                                                                                            ----------
                                                                                                                 1,982
                                                                                                            ----------
                Total Government                                                                                 1,982
                                                                                                            ----------
                HEALTH CARE (0.1%)
                ------------------
                PHARMACEUTICALS (0.1%)
EUR      350    Teva Pharmaceutical Finance IV B.V.                            2.88           4/15/2019            479
                                                                                                            ----------
                MATERIALS (0.5%)
                ----------------
                DIVERSIFIED METALS & MINING (0.4%)
AUD      480    BHP Billiton Finance Ltd.                                      3.75          10/18/2017            425
EUR      350    BHP Billiton Finance Ltd.                                      3.25           9/24/2027            515
EUR      380    Glencore Finance Dubai Ltd.                                    1.75           5/19/2016            489
CHF      500    Glencore Finance Europe                                        2.63          12/03/2018            558
                                                                                                            ----------
                                                                                                                 1,987
                                                                                                            ----------
                STEEL (0.1%)
EUR      370    Vale SA                                                        3.75           1/10/2023            511
                                                                                                            ----------
                Total Materials                                                                                  2,498
                                                                                                            ----------
                TELECOMMUNICATION SERVICES (0.1%)
                ---------------------------------
                INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
EUR      360    Deutsche Telekom International Finance B.V.                    4.00           1/19/2015            460
                                                                                                            ----------
                Total Foreign Corporate Bonds (cost: $12,428)                                                   12,417
                                                                                                            ----------
                FOREIGN GOVERNMENT OBLIGATIONS (1.2%)

                GOVERNMENT (1.2%)
                -----------------
CAD      240    Financement-Quebec                                             2.40          12/01/2018            219
EUR      340    Government of France                                           3.25          10/25/2021            505
JPY   38,550    Japan                                                          2.20           6/22/2020            391
JPY  124,250    Japan                                                          1.60           6/20/2030          1,233
JPY   42,450    Japan                                                          0.80           6/20/2022            401
JPY   42,550    Japan                                                          1.30          12/20/2014            389
JPY   40,950    Japan                                                          1.30           3/20/2019            393
PLN      931    Poland Government Bond                                         3.75           4/25/2018            296
CAD      185    Province of British Columbia                                   5.70           6/18/2029            214
CAD      245    Province of Ontario                                            2.85           6/02/2023            219
AUD      445    Queensland Treasury Corp.                                      6.00           4/21/2016            409
EUR      340    Republic of Austria (a)                                        3.15           6/20/2044            544

================================================================================

11  |  USAA Real Return Fund

================================================================================

PRINCIPAL                                                                                                       MARKET
AMOUNT                                                                         COUPON                            VALUE
(000)(g)       SECURITY                                                          RATE         MATURITY           (000)
----------------------------------------------------------------------------------------------------------------------
GBP      130    UK Treasury                                                    4.25%          3/07/2036     $      254
GBP      130    UK Treasury                                                    3.75           9/07/2020            232
                                                                                                            ----------
                                                                                                                 5,699
                                                                                                            ----------
                Total Foreign Government Obligations (cost: $6,019)                                              5,699
                                                                                                            ----------
                FOREIGN MORTGAGE-BACKED SECURITIES (0.0%)

                FINANCIALS (0.0%)

SEK    1,050    Kommuninvest I Sverige AB                                      2.75           8/12/2015            148
                                                                                                            ----------
                Total Foreign Mortgage-Backed Securities (cost: $164)                                              148
                                                                                                            ----------
                ASSET-BACKED SECURITIES (1.6%)

                FINANCIALS (1.6%)
                -----------------
                ASSET-BACKED FINANCING (1.6%)
$      1,609    Access Group, Inc. (a)                                         0.65 (c)       2/25/2036          1,603
         215    Ari Fleet Lease Trust (a)                                      0.70 (c)       3/15/2020            215
         635    Arran Residential Mortgages Funding plc (a)                    1.68 (c)      11/19/2047            642
       2,000    Educational Funding of the South                               0.88 (c)       4/25/2035          2,006
       1,603    Nelnet Student Loan Trust (a)                                  0.75 (c)       6/25/2041          1,609
       1,557    Trip Rail Master Funding, LLC (a)                              2.65 (c)       7/15/2041          1,614
                                                                                                            ----------
                                                                                                                 7,689
                                                                                                            ----------
                Total Financials                                                                                 7,689
                                                                                                            ----------
                Total Asset-Backed Securities (cost: $7,689)                                                     7,689
                                                                                                            ----------
                COMMERCIAL MORTGAGE SECURITIES (1.9%)

                FINANCIALS (1.9%)
                -----------------
                COMMERCIAL MORTGAGE-BACKED SECURITIES (1.5%)
       1,000    GE Capital Commercial Mortgage Corp.                           5.27           3/10/2044          1,004
         521    GS Mortgage Securities Corp. II                                5.77           8/10/2038            521
       1,000    J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                                           5.04          10/15/2042          1,020
       1,000    J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                                           5.57           4/15/2043          1,042
       1,000    Merrill Lynch Mortgage Trust                                   5.14           7/12/2038          1,033
         500    Merrill Lynch Mortgage Trust                                   5.67           5/12/2039            505
       2,000    Morgan Stanley Capital I, Inc.                                 5.68           3/12/2044          2,074
                                                                                                            ----------
                                                                                                                 7,199
                                                                                                            ----------
                INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.4%)
      26,628    Freddie Mac Pass-Through Certificates                          1.81           6/25/2020          1,906
                                                                                                            ----------
                Total Financials                                                                                 9,105
                                                                                                            ----------
                Total Commercial Mortgage Securities (cost: $8,807)                                              9,105
                                                                                                            ----------
                U.S. TREASURY SECURITIES (21.2%)

                INFLATION-INDEXED NOTES (21.2%)
         488    1.63%, 1/15/2015                                                                                   488
         183    0.50%, 4/15/2015                                                                                   183
         390    1.88%, 7/15/2015                                                                                   398
       1,958    2.00%, 1/15/2016                                                                                 2,028
       3,048    0.13%, 4/15/2016                                                                                 3,085
         419    2.50%, 7/15/2016                                                                                   445
       1,620    2.38%, 1/15/2017                                                                                 1,730
       3,401    0.13%, 4/15/2017                                                                                 3,448

================================================================================

                                                 Portfolio of Investments  |  12

================================================================================

PRINCIPAL                                                                                                       MARKET
AMOUNT                                                                         COUPON                            VALUE
(000)           SECURITY                                                         RATE          MATURITY          (000)
----------------------------------------------------------------------------------------------------------------------
$      1,596    2.63%, 7/15/2017                                                                            $    1,740
       1,193    1.63%, 1/15/2018                                                                                 1,268
       5,500    0.13%, 4/15/2018                                                                                 5,547
          31    1.38%, 7/15/2018                                                                                    33
         239    2.13%, 1/15/2019                                                                                   261
       3,559    0.13%, 4/15/2019                                                                                 3,569
         339    1.88%, 7/15/2019                                                                                   370
       4,783    1.38%, 1/15/2020                                                                                 5,091
       8,920    1.25%, 7/15/2020                                                                                 9,478
       4,610    1.13%, 1/15/2021                                                                                 4,839
       8,361    0.63%, 7/15/2021                                                                                 8,535
       9,403    0.13%, 1/15/2022                                                                                 9,194
       4,761    0.13%, 7/15/2022                                                                                 4,651
       9,818    0.13%, 1/15/2023                                                                                 9,506
       6,010    0.38%, 7/15/2023                                                                                 5,949
       3,063    0.63%, 1/15/2024                                                                                 3,081
       3,010    0.13%, 7/15/2024                                                                                 2,892
         659    2.38%, 1/15/2025                                                                                   772
         435    2.00%, 1/15/2026                                                                                   495
         395    2.38%, 1/15/2027                                                                                   468
         350    1.75%, 1/15/2028                                                                                   390
         283    3.63%, 4/15/2028                                                                                   384
       7,024    2.50%, 1/15/2029                                                                                 8,581
         441    3.88%, 4/15/2029                                                                                   622
          90    3.38%, 4/15/2032                                                                                   125
         233    2.13%, 2/15/2040                                                                                   288
         382    2.13%, 2/15/2041                                                                                   476
         487    0.75%, 2/15/2042                                                                                   447
         176    0.63%, 2/15/2043                                                                                   156
                                                                                                            ----------
                                                                                                               101,013
                                                                                                            ----------
                Total U.S. Treasury Securities (cost: $101,288)                                                101,013
                                                                                                            ----------
                Total Bonds (cost: $206,438)                                                                   209,662
                                                                                                            ----------

                MONEY MARKET INSTRUMENTS (4.0%)

                VARIABLE-RATE DEMAND NOTES (0.2%)

                MUNICIPAL BONDS (0.2%)
                ----------------------
                AIRPORT/PORT (0.2%)
         995    Clark County (LOC - Landesbank Baden - Wurttemberg)            0.05%          7/01/2029            995
                                                                                                            ----------

================================================================================

13  |  USAA Real Return Fund

================================================================================

                                                                                                          MARKET
NUMBER                                                                                                     VALUE
OF SHARES       SECURITY                                                                                   (000)
----------------------------------------------------------------------------------------------------------------
                MONEY MARKET FUNDS (3.8%)
  18,040,370    State Street Institutional Liquid Reserves Fund Premier Class, 0.09% (f)              $   18,040
                                                                                                      ----------
                Total Money Market Instruments (cost: $19,035)                                            19,035
                                                                                                      ----------

                TOTAL INVESTMENTS (COST: $472,189)                                                    $  475,138
                                                                                                      ==========

NUMBER
OF
CONTRACTS
----------------------------------------------------------------------------------------------------------------
                PURCHASED OPTIONS (0.0%)
         200    Call - Market Vectors Gold Miners ETF expiring January 17, 2015 at 28                 $        3
                                                                                                      ----------
                TOTAL PURCHASED OPTIONS (COST: $8)                                                    $        3
                                                                                                      ----------

($ IN 000s)                                                  VALUATION HIERARCHY
                                                             -------------------

                                                     (LEVEL 1)         (LEVEL 2)         (LEVEL 3)
                                                   QUOTED PRICES         OTHER          SIGNIFICANT
                                                     IN ACTIVE        SIGNIFICANT       UNOBSERVABLE
                                                      MARKETS         OBSERVABLE           INPUTS
                                                   FOR IDENTICAL        INPUTS
ASSETS                                                ASSETS                                               TOTAL
----------------------------------------------------------------------------------------------------------------
U.S. Equity Securities:
   Common Stocks                                    $ 53,524         $     --              $ --         $ 53,524
   Preferred Stocks                                       --            1,112                --            1,112
International Equity Securities:
   Common Stocks                                       8,023               --                --            8,023
   Exchange-Traded Funds                              78,202               --                --           78,202
   Fixed-Income Exchange-Traded Funds                 17,421               --                --           17,421
Precious Metals and Commodity-Related
Securities:
   Gold                                               10,566               --                --           10,566
   Platinum Group Metals                                 201               --                --              201
   Silver                                                505               --                --              505
   Exchange-Traded Funds                              39,623               --                --           39,623
Global Real Estate Equity Securities:
   Common Stocks                                      20,700               --                --           20,700
   Exchange-Traded Funds                              16,564               --                --           16,564
Bonds:
  Corporate Obligations                                   --           57,306               365           57,671
  Eurodollar and Yankee Obligations                       --           15,920                --           15,920
  Foreign Corporate Bonds                                 --           12,417                --           12,417
  Foreign Government Obligations                          --            5,699                --            5,699
  Foreign Mortgage-Backed Securities                      --              148                --              148
  Asset-Backed Securities                                 --            7,689                --            7,689
  Commercial Mortgage Securities                          --            9,105                --            9,105
  U.S. Treasury Securities                           101,012               --                --          101,012
Money Market Instruments:
  Variable-Rate Demand Notes                              --              995                --              995
  Money Market Funds                                  18,041               --                --           18,041
Purchased Options                                          3               --                --                3
----------------------------------------------------------------------------------------------------------------
Total                                               $364,385         $110,391              $365         $475,141
----------------------------------------------------------------------------------------------------------------

For the period of January 1, 2014, through September 30, 2014, a corporate obligation with a fair value of $390,000 was transferred from Level 2 to Level
3. Due to an assessment of events at the end of the reporting period, this security had a single broker quote provided to the Fund's pricing service. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                 Portfolio of Investments  |  14

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                       CORPORATE
                                                                     OBLIGATIONS
--------------------------------------------------------------------------------
 Balance as of December 31, 2013                                           $   0
 Purchases                                                                     -
 Sales                                                                         -
 Transfers into Level 3                                                      390
 Transfers out of Level 3                                                      -
 Net realized gain (loss) on investments                                       -
 Change in net unrealized appreciation/depreciation of
 investments                                                                (25)
--------------------------------------------------------------------------------
 Balance as of September 30, 2014                                          $ 365
--------------------------------------------------------------------------------

================================================================================

15  |  USAA Real Return Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Real Return Fund (the Fund), which is classified as nondiversified under the 1940 Act.

The Fund consists of two classes of shares: Real Return Fund Shares (Fund Shares) and Real Return Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation

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16  |  USAA Real Return Fund

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comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Board. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

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17  |  USAA Real Return Fund

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7. Options are valued by a pricing service at the National Best Bid/Offer (NBBO)
composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

8. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include preferred stocks, which are valued based on methods discussed in Note A2, and certain bonds, except U.S. Treasury securities, which are valued based on methods discussed in Note A5, and variable-rate demand notes, which are valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of securities falling in the Level 3 category are primarily supported by quoted prices obtained from broker-dealers participating

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                                        Notes to Portfolio of Investments  |  18

================================================================================

in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at September 30, 2014 did not include master netting provisions.

OPTIONS TRANSACTIONS - The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of

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19  |  USAA Real Return Fund

================================================================================

equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E. As of September 30, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of September 30, 2014, were $22,365,000 and $19,421,000, respectively, resulting in net unrealized appreciation of $2,944,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $475,970,000 at September 30, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 31.2% of net assets at September 30, 2014.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming

================================================================================

                                        Notes to Portfolio of Investments  |  20

================================================================================

prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

U.S. TREASURY INFLATION-INDEXED NOTES - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
AUD       Australian dollars
CAD       Canadian dollars
CHF       Swiss Francs
CNY       China Yuan Renminbi
EUR       European Euros
GBP       UK Pound Sterling
JPY       Japanese Yen
MXN       Mexican Peso
PLN       Polish Zloty
REIT      Real estate investment trust
SEK       Swedish Krona

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

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21  |  USAA Real Return Fund

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SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at September 30, 2014. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the the Board, unless otherwise noted as illiquid.
(c) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at September 30, 2014.
(d) Security was fair valued at September 30, 2014, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $365,000, which represented 0.1% of the Fund's net assets.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f) Rate represents the money market fund annualized seven-day yield at September 30, 2014.
(g)   In U.S. dollars unless otherwise noted.
*     Non-income-producing security.

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                                        Notes to Portfolio of Investments  |  22





ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended September 30, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     11/20/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     11/21/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     11/20/2014
         ------------------------------